SEGMENTS AND CONCENTRATIONS (Details Narrative) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenue Benchmark [Member] | Two Customers [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	43.10%	49.70%	48.40%	58.10%
Accounts Receivable [Member] | Two Customers [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk			48.70%	65.80%
Accounts Receivable [Member] | Four Customers [Member]
Revenue, Major Customer [Line Items]
Concentration of credit risk	72.90%